HUNTINGTON FUNDS

Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington Florida Tax-Free Money Fund
Huntington U.S. Treasury Money Market Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington Rotating Markets Fund
  (Formerly, Rotating Index Fund)
Huntington Dividend Capture Fund
Huntington International Equity Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Situs Small Cap Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Michigan Tax-Free Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Short/Intermediate Fixed Income Securities Fund
Investment A Shares
Investment B Shares
___________________________________________________________________
SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2003

Prospectus


In the section entitled, "SALES CHARGES," under the sub-section "Other Quantity Discounts, Reductions and Waivers," please place an asterisk (*) after the third bullet point of the third paragraph on page 109, and replace the last sentence of the sub-section with the following:


      *Letter of Intent. An investor may sign a letter of intent to purchase within a 13-month period the minimum amount of Investment A Shares in any Equity or Income Fund required to be eligible for the applicable sales charge reduction on each purchase over the 13-month period. Until the investor reaches the necessary threshold, the Trust will hold up to 5% of the Shares in escrow.


      The Shares held in escrow will be released to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased.


      A Letter of Intent will not obligate the investor to purchase Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.


      More information about the other sales charge reductions is provided in the Statement of Additional Information.


On page 111, in the section entitled, "PURCHASING SHARES," under the sub-section "What Shares Cost, Money Market Funds," please delete the paragraph in its entirety and replace it with the following:


      Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, if your order is received by the Trust or its designated agent before 1:00 p.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. With regard to investments in the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, if your order is received by the Trust or its designated agent before 10:30 a.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earnings dividends that day. Investments in the money market funds made by check, ACH or SIP are considered received when the payment is converted to federal funds (normally the next business day).


On page 111, in the same section entitled, "PURCHASING SHARES," under the sub-section "What Shares Cost, All Other Funds," please delete the first and second paragraphs in their entirety and replace them with the following:


      Your purchase order for Investment A Shares is priced at the next NAV calculated after your order is received by the Trust or its designated agent, plus any applicable sales charge. Your purchase order for Investment B Shares is priced simply at its next NAV calculated after your order is received by the Trust or its designated agent.


      In order to purchase Investment A Shares or Investment B Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment within three (3) business days.


In the same section entitled, "PURCHASING SHARES," under the sub-section "Notes About Purchases" on page 111, please delete the first paragraph in its entirety and the first sentence of the third full paragraph and replace it with the following:


      If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check doesn't clear, it may cancel the purchase and you may be liable for any losses to the Funds.


In the section entitled, "EXCHANGING SHARES," under the sub-section "Additional Information" on page 114, please delete the first paragraph in its entirety and replace it with the following:


      In order to exchange Shares of a Fund on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) that day.


In the section entitled, "REDEEMING SHARES," under the sub-section "Additional Information" on page 116, please delete the first paragraph in its entirety and replace it with the following:


      In order to redeem Shares of the Income Funds or Equity Funds on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).


Effective November 1, 2003, the Huntington Income Equity Fund is being advised by Craig J. Hardy and Christopher G. Cwiklinski.


Accordingly, on page 118, in the section entitled, "MANAGEMENT OF THE TRUST," please delete the sixth paragraph under the sub-section entitled, "Investment Advisor" and replace it with the following:


      Craig J. Hardy serves as Co-Portfolio Manager of the Income Equity
      Fund. Mr. Hardy joined the Advisor in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor's degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University. Christopher G. Cwiklinski serves as Co-Portfolio Manager of the Income Equity Fund. Mr. Cwiklinski joined the Advisor in 2001 as a Vice President and Senior Portfolio Manager. In 2001, Mr. Cwiklinski served as a consultant for Segal Advisors and from 1997 to 2001 he served as Vice President of National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor's degree in Business Administration from Bowling Green State University.


Statement of Additional Information


On page99, in the section entitled, "DIVIDENDS AND DISTRIBUTIONS," under the first paragraph of the sub-section "Money Market Funds," please retain the first sentence of the paragraph and delete the remaining sentences of the paragraph in their entirety.




                                                               December 19, 2003

Cusip 446327108  Cusip
Cusip 446327686  446327595
Cusip 446327306  Cusip
Cusip 446327504  446327587
Cusip 446327702  Cusip
Cusip 446327884  446327488
Cusip 446327678  Cusip
Cusip 446327868  446327470
Cusip 446327710  Cusip
Cusip 446327520  446327843
Cusip 446327660  Cusip
Cusip 446327652  446327439
Cusip 446327637  Cusip
Cusip 446327629  446327827
Cusip 446327561  Cusip
Cusip 446327553  446327421
Cusip 446327793
Cusip 446327447
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Cusip 446327694
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Cusip 446327454
Cusip 446327413

29716  (12/03)



Huntington Funds

Huntington Money Market Fund
Interfund Shares
___________________________________________________________________
SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2003

Prospectus


On page 9, in the section entitled, "PURCHASING SHARES," please delete the second paragraph in its entirety and replace it with the following:


      Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. If your order is received by the Fund or its designated agent before 1:00 p.m. (Eastern Time) and the Fund receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the Fund made by check, Automated Clearing House or Systematic Investment Program are considered received when the payment is converted to federal funds (normally the next business day).


In the same section entitled, "PURCHASING SHARES," under the sub-section "Additional Information" on page 10, please delete the first paragraph in its entirety and the first sentence of the third full paragraph and replace it with the following:


      If the Fund receives insufficient payment for a purchase, or the Fund does not receive payment within three (3) business days, or your check doesn't clear, it may cancel the purchase and you may be liable for any losses to the Fund.


Statement of Additional Information


On page 99, in the section entitled, "DIVIDENDS AND DISTRIBUTIONS," under the first paragraph of the sub-section "Money Market Funds," please retain the first sentence of the paragraph and delete the remaining sentences of the paragraph in their entirety.




                                                               December 19, 2003


Cusip 446327496
29717 (12/03)






Huntington Funds

Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington Florida Tax-Free Money Fund
Huntington U.S. Treasury Money Market Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington Rotating Markets Fund
  (Formerly, Rotating Index Fund)
Huntington Dividend Capture Fund
Huntington International Equity Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Situs Small Cap Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Michigan Tax-Free Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Short/Intermediate Fixed Income Securities Fund
Trust Shares
___________________________________________________________________
SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2003

Prospectus


On page 83, in the section entitled, "PURCHASING SHARES," under the sub-section "What Shares Cost, Money Market Funds," please delete the paragraph in its entirety and replace it with the following:


      Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, if your order is received by the Trust or its designated agent before 1:00 p.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. With regard to investments in the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, if your order is received by the Trust or its designated agent before 10:30 a.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earnings dividends that day. Investments in the money market funds made by check, ACH or SIP are considered received when the payment is converted to federal funds (normally the next business day).


On page 83, in the same section entitled, "PURCHASING SHARES," under the sub-section "What Shares Cost, All Other Funds," please delete the first and second paragraphs in their entirety and replace them with the following:


      Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent.


      In order to purchase Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment within three
      (3) business days.


In the same section entitled, "PURCHASING SHARES," under the sub-section "Notes About Purchases" on page 84, please delete the first paragraph in its entirety and delete the first sentence of the third full paragraph and replace it with the following:


      If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check doesn't clear, it may cancel the purchase and you may be liable for any losses to the Funds.


On page 85, in the section entitled, "EXCHANGING SHARES," under the sub-section "Additional Information," please delete the first paragraph in its entirety and replace it with the following:


      In order to exchange Shares of a Fund on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) that day.


In the section entitled, "REDEEMING SHARES," under the sub-section "Additional Information" on page 87, please add the following as the first paragraph of the sub-section:


      In order to redeem Shares of the Income Funds or Equity Funds on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).


Effective November 1, 2003, the Huntington Income Equity Fund is being advised by Craig J. Hardy and Christopher G. Cwiklinski.


Accordingly, on page 88, in the section entitled, "MANAGEMENT OF THE TRUST," please delete the sixth paragraph under the sub-section entitled, "Investment Advisor" and replace it with the following:


      Craig J. Hardy serves as Co-Portfolio Manager of the Income Equity
      Fund. Mr. Hardy joined the Advisor in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor's degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University. Christopher G. Cwiklinski serves as Co-Portfolio Manager of the Income Equity Fund. Mr. Cwiklinski joined the Advisor in 2001 as a Vice President and Senior Portfolio Manager. In 2001, Mr. Cwiklinski served as a consultant for Segal Advisors and from 1997 to 2001 he served as Vice President of National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor's degree in Business Administration from Bowling Green State University.


Statement of Additional Information


On page 99, in the section entitled, "DIVIDENDS AND DISTRIBUTIONS," under the first paragraph of the sub-section "Money Market Funds," please retain the first sentence of the paragraph and delete the remaining sentences of the paragraph in their entirety.

                                                               December 19, 2003

Cusip 446327207
Cusip 446327801
Cusip 446327538
Cusip 446327546
Cusip 446327835
Cusip 446327769
Cusip 446327405
Cusip 446327876
Cusip 446327645
Cusip 446327579
Cusip 446327819
Cusip 446327728
Cusip 446327603
Cusip 446327850
Cusip 446327611
Cusip 446327462
Cusip 446327785
Cusip 446327744

29718 (12/03)